Income Taxes (Summary of Deferred Income Tax Expense (Recovery)) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	$ (764)	$ (1,061)
Deferred income tax expense (recovery), other comprehensive income	323	183
Deferred income tax expense (recovery), business combination and other	(7)	(12)
Total deferred income tax expense (recovery)	(448)	(890)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(168)	(126)
Deferred income tax expense (recovery), other comprehensive income	0	0
Deferred income tax expense (recovery), business combination and other	0	0
Total deferred income tax expense (recovery)	(168)	(126)
Trading loans [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	5	(1)
Deferred income tax expense (recovery), other comprehensive income	0	0
Deferred income tax expense (recovery), business combination and other	0	0
Total deferred income tax expense (recovery)	5	(1)
Employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(55)	(154)
Deferred income tax expense (recovery), other comprehensive income	2	(15)
Deferred income tax expense (recovery), business combination and other	0	0
Total deferred income tax expense (recovery)	(53)	(169)
Losses available for carry forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	1	82
Deferred income tax expense (recovery), other comprehensive income	0	0
Deferred income tax expense (recovery), business combination and other	0	0
Total deferred income tax expense (recovery)	1	82
Tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	8	(43)
Deferred income tax expense (recovery), other comprehensive income	0	0
Deferred income tax expense (recovery), business combination and other	0	0
Total deferred income tax expense (recovery)	8	(43)
Land, buildings, equipment, other depreciable assets, and right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(71)	105
Deferred income tax expense (recovery), other comprehensive income	0	0
Deferred income tax expense (recovery), business combination and other	0	0
Total deferred income tax expense (recovery)	(71)	105
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(189)	291
Deferred income tax expense (recovery), other comprehensive income	0	0
Deferred income tax expense (recovery), business combination and other	(7)	(12)
Total deferred income tax expense (recovery)	(196)	279
Securities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(219)	(494)
Deferred income tax expense (recovery), other comprehensive income	330	219
Deferred income tax expense (recovery), business combination and other	0	0
Total deferred income tax expense (recovery)	111	(275)
Pensions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	19	(56)
Deferred income tax expense (recovery), other comprehensive income	(9)	(21)
Deferred income tax expense (recovery), business combination and other	0	0
Total deferred income tax expense (recovery)	10	(77)
Deferred (income) expense [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(6)	(591)
Deferred income tax expense (recovery), other comprehensive income	0	0
Deferred income tax expense (recovery), business combination and other	0	0
Total deferred income tax expense (recovery)	(6)	(591)
Intangibles [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(110)	(102)
Deferred income tax expense (recovery), other comprehensive income	0	0
Deferred income tax expense (recovery), business combination and other	0	0
Total deferred income tax expense (recovery)	(110)	(102)
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	21	28
Deferred income tax expense (recovery), other comprehensive income	0	0
Deferred income tax expense (recovery), business combination and other	0	0
Total deferred income tax expense (recovery)	$ 21	$ 28